Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets measured at fair value:
Investments in securities, Carrying value	$ 0	$ 91
Investments in securities, Fair value	0	91
Liabilities associated with investments in securities
Contingent consideration, Carrying value	2,262	0
Contingent consideration, Fair Value	2,262	0
Deferred compensation plan, Carrying value	19,259	9,078
Deferred compensation plan, Fair value	19,259	9,078
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	36,480	84,091	$ 50,272	$ 29,597
Cash and cash equivalents, Fair value	36,480	84,091
Restricted Cash, Carrying Value	9,076	9,752	$ 5,684	$ 3,337
Restricted cash, Fair value	9,076	9,752
Receivables, Carrying value	5,127	16
Receivables, Fair value	5,127	16
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses, Carrying value	20,529	11,601
Accounts payable and accrued expenses, Fair value	20,529	11,601
Other liabilities, Carrying value	9,076	9,752
Other liabilities, Fair value	9,076	9,752
Notes payable, carrying value	11,947	0
Notes payable, Fair value	$ 12,040	0
Maximum [Member]
Financial liabilities not measured at fair value:
Maximum maturity period of financial assets	90 days
Affiliated Entity [Member]
Financial liabilities not measured at fair value:
Due to affiliates, Carrying value	$ 4,272	933
Due to affiliates, Fair value	4,272	933
Affiliated Entity [Member] | Ashford Trust OP [Member]
Financial assets not measured at fair value:
Due from related parties, Carrying value	13,346	12,179
Due from related parties, Fair Value	13,346	12,179
Affiliated Entity [Member] | Ashford Prime OP [Member]
Financial assets not measured at fair value:
Due from related parties, Carrying value	1,738	3,817
Due from related parties, Fair Value	1,738	3,817
Financial liabilities not measured at fair value:
Due to affiliates, Carrying value	0	2,289
Due to affiliates, Fair value	$ 0	$ 2,289